Commitments and Contingencies (Tables)	12 Months Ended
Sep. 30, 2013
Volumetric Obligation [Member]
Schedule of Financial and Volumetric Obligations
The table below details the volumetric obligations as of September 30, 2013 for the remainder of the contract period.

Years	Natural Gas Contracts (In Decatherms)
2013-2014	2,093,062
2014-2015	2,071,061
2015-2016	2,071,061
2016-2017	295,866
Total	6,531,050

Financial Obligation [Member]
Schedule of Financial and Volumetric Obligations
The table below details the pipeline and storage capacity obligations as of September 30, 2013 for the remainder of the contract period.

Year	Pipeline and Storage Capacity
2013-2014	$11,328,754
2014-2015	10,411,414
2015-2016	10,353,922
2016-2017	8,979,400
2017-2018	6,851,208
Thereafter	7,574,341
Total	$55,499,039